Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 98.0%
	Education and Civic Organizations – 12.5%
$1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,133,550
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,271,260
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Series 2019A, 5.000%, 3/15/44	3/29 at 100.00	A2	2,353,040
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,235,485
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	3,713,040
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	4,710,880
1,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	AA	1,890,480
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	79,197
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa1	3,461,404
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa1	682,132
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	2,175,360
22,330	Total Education and Civic Organizations			25,705,828
	Health Care – 9.2%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	3/21 at 100.00	N/R	285,242
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
2,590	4.000%, 7/01/44	7/29 at 100.00	AA+	2,975,159
3,000	4.000%, 7/01/49	7/29 at 100.00	AA+	3,417,990
715	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%, 4/01/50	4/30 at 100.00	A	878,084
2,355	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,717,105
2,500	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA-	2,819,850

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B:
$2,000	5.500%, 2/15/42	2/27 at 100.00	AA	$2,399,740
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,519,600
19,430	Total Health Care			19,012,770
	Tax Obligation/General – 12.6%
880	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc Project, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	AA	1,019,022
2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	2,289,840
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,374,060
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,019,708
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,310,034
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,267,912
	Gainesville School District, Georgia, General Obligation Sales Tax Bonds, Series 2020:
1,000	4.000%, 11/01/41	11/30 at 100.00	AA+	1,187,010
1,500	4.000%, 11/01/42	11/30 at 100.00	AA+	1,767,915
2,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019, 5.000%, 2/01/41	2/29 at 100.00	AAA	2,522,500
240	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	307,250
1,360	Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32	10/28 at 100.00	AA	1,600,095
	Lumpkin County School District, Georgia, General Obligation Bonds, Series 2020:
505	4.000%, 12/01/35	12/30 at 100.00	Aa1	616,019
300	4.000%, 12/01/36	12/30 at 100.00	Aa1	364,428
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,300,870
500	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35	10/29 at 100.00	Aa2	630,235
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,334,560
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,376,103
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,502,247
21,475	Total Tax Obligation/General			25,789,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 13.9%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
$1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	$1,247,620
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,242,990
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,331,656
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A	1,628,625
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	A+	2,789,275
425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	487,152
1,055	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/30	1/27 at 100.00	A2	1,258,393
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	653,584
205	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	231,451
175	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	200,842
1,120	Downtown Savannah Authority, Georgia, Revenue Bonds, Chatham County Judical Complex Project, Series 2020, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,353,654
2,020	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	2,387,592
280	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015, 5.000%, 8/01/21	No Opt. Call	BBB+	285,130
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,858,453
	Jefferson Public Building Authority, Georgia, Revenue Bonds, Jackson County Project, Series 2021:
340	4.000%, 3/01/26	No Opt. Call	Aa2	394,907
610	4.000%, 3/01/27	No Opt. Call	Aa2	722,637
655	4.000%, 3/01/28	No Opt. Call	Aa2	786,740
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015A, 5.000%, 7/01/42	7/25 at 100.00	AA+	2,315,020
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,371,000
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,366,120
1,585	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	1,729,885
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	853,602
24,621	Total Tax Obligation/Limited			28,496,328

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 4.8%
$2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	Aa3	$2,076,360
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	Aa3	2,223,820
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,715,539
2,000	5.000%, 1/01/33	1/24 at 100.00	Aa3	2,234,820
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	Baa2	171,624
170	5.000%, 1/01/33	1/25 at 100.00	Baa2	181,764
100	5.000%, 1/01/34	1/25 at 100.00	Baa2	106,705
150	5.000%, 1/01/35	1/25 at 100.00	Baa2	159,786
9,005	Total Transportation			9,870,418
	U.S. Guaranteed – 8.1% (6)
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.699%, 3/01/23 (Pre-refunded 5/01/25), 144A (IF) (7)	No Opt. Call	Aa2	2,747,702
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,039,640
1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,456,700
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31 (Pre-refunded 5/01/24)	5/24 at 100.00	AA+	572,920
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,452,852
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	AA-	1,492,539
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,133,440
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
101	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	103,385
374	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	380,938
410	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R	418,076
4,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47 (Pre-refunded 5/01/26)	5/26 at 100.00	Aaa	4,891,280
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2	1,028,310
13,970	Total U.S. Guaranteed			16,717,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 36.9%
$500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	$579,180
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,234,030
1,635	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	1,981,277
1,370	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	1,455,707
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,383,438
2,010	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,224,568
2,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	2,398,760
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,289,861
	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020:
500	5.000%, 3/01/30	No Opt. Call	A2	644,275
1,000	4.000%, 3/01/34	3/30 at 100.00	A2	1,175,890
1,250	4.000%, 3/01/35	3/30 at 100.00	A2	1,465,875
1,000	4.000%, 3/01/40	3/30 at 100.00	A2	1,152,190
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,224,990
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,570,375
	Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019:
605	5.000%, 3/01/31 – BAM Insured	3/29 at 100.00	AA	768,253
2,000	5.000%, 3/01/32 – BAM Insured	3/29 at 100.00	AA	2,527,460
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,068,770
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,117,780
1,500	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/56	7/28 at 100.00	A	1,764,450
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 5.000%, 1/01/48	7/28 at 100.00	BBB+	3,536,100
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,299,624
550	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2021, 5.000%, 2/01/25	No Opt. Call	Aa2	645,706
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,084,400
320	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2020B, 4.000%, 10/01/39	10/30 at 100.00	Aa1	383,571

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
$500	5.000%, 3/15/21	No Opt. Call	A+	$500,840
2,315	5.000%, 3/15/22	No Opt. Call	A+	2,425,888
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
360	5.500%, 9/15/23	No Opt. Call	A+	405,169
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,325,293
2,750	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	3,979,030
1,525	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	1,698,530
2,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,161,460
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	1,029,160
3,325	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	3,866,775
2,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, 5.000%, 1/01/49	7/28 at 100.00	A	2,362,940
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	2,626,680
2,435	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A2	2,995,854
500	Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series 2020, 5.000%, 7/01/31	7/30 at 100.00	Aa2	659,870
1,500	Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA	1,709,835
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,100,790
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	632,329
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	934,688
2,000	Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Aa3	2,299,519
66,180	Total Utilities			75,691,180
$177,011	Total Long-Term Investments (cost $192,750,473)			201,284,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	Health Care – 0.2%
$301	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 3/31/17 (4), (5)	No Opt. Call	N/R	$318,342
$301	Total Short-Term Investments (cost $301,472)			318,342
	Total Investments (cost $193,051,945) – 98.2%			201,602,456
	Other Assets Less Liabilities – 1.8%			3,689,075
	Net Assets – 100%			$205,291,531
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$200,998,872	$285,242	$201,284,114
Short-Term Investments:
Municipal Bonds	—	—	318,342	318,342
Total	$ —	$200,998,872	$603,584	$201,602,456

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.9%
	MUNICIPAL BONDS – 97.4%
	Consumer Discretionary – 0.2%
$435	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	3/21 at 100.00	N/R	$435,509
	Consumer Staples – 5.2%
5,320	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,397,353
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	520,200
680	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/21 at 100.00	N/R	680,238
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	331,890
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,894,643
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	231,084
1,160	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,248,728
10,840	Total Consumer Staples			11,304,136
	Education and Civic Organizations – 18.5%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,045,270
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,146,688
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	867,486
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	3,503,520
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,161,700
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc Project, Refunding Series, 5.000%, 7/01/33	7/23 at 100.00	A3	2,149,220

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Faciliites, Inc Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	$1,260,345
2,385	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Nicholls State University Student Recreation Center/NSU Facilities Corporation Project, Refunding, 4.000%, 10/01/38 (WI/DD, Settling 3/11/21)	10/30 at 100.00	BBB	2,580,570
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	2,376,380
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,763,265
1,300	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A	6/27 at 100.00	N/R	1,349,309
220	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	272,631
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/40	4/30 at 100.00	A	2,288,560
1,680	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,727,796
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	232,662
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,733,460
2,595	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A, 5.000%, 7/01/59	7/29 at 100.00	A	3,088,673
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,699,620
1,910	5.000%, 7/01/56	7/26 at 100.00	A	2,153,964
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)	7/27 at 100.00	Caa1	940,000
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,068,586
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,027,090
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,584,825
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	892,032
36,185	Total Education and Civic Organizations			39,913,652

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Energy – 0.7%
$1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	$1,262,756
175	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	177,397
1,385	Total Energy			1,440,153
	Health Care – 11.9%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
715	5.000%, 12/01/34	12/29 at 100.00	BB+	786,493
2,750	5.000%, 12/01/39	12/29 at 100.00	BB+	2,969,120
390	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	478,666
505	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	603,697
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,537,960
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Refunding Series 2019A, 5.000%, 7/01/48	1/29 at 100.00	A+	2,394,600
1,610	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A	1,873,412
1,515	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	1,686,453
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,162,590
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,552,900
300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	336,834
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	223,374
	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St Tammany Parish Hospital Project, Refunding Series 2018A:
1,715	5.000%, 7/01/36	7/28 at 100.00	A+	2,089,076
1,400	5.000%, 7/01/37	7/28 at 100.00	A+	1,700,314
1,000	4.000%, 7/01/43	7/28 at 100.00	A+	1,115,290
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,127,532
22,185	Total Health Care			25,638,311
	Housing/Multifamily – 1.4%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,901,603

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A	1/30 at 100.00	N/R	$1,110,610
2,870	Total Housing/Multifamily			3,012,213
	Housing/Single Family – 1.1%
2,130	Louisiana Housing Corporation Single Family Mortgage Revenue Bonds, Home Ownership Series 2020B, 3.500%, 6/01/50	6/29 at 101.21	Aaa	2,355,460
	Industrials – 3.5%
305	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	3/21 at 100.00	B-	305,872
835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	865,060
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,098,540
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	43,620
250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	281,727
290	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	296,821
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	101,616
110	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	115,243
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	2,041,300
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	110,592
100	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	108,864
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	217,570
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B-	308,781
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	1,266,870

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$205	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	$255,600
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	255,778
8,085	Total Industrials			7,673,864
	Long-Term Care – 1.4%
2,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A, 5.000%, 1/01/49	1/26 at 103.00	N/R	2,582,776
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	430,428
3,200	Total Long-Term Care			3,013,204
	Materials – 1.3%
2,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa2	2,827,874
	Tax Obligation/General – 3.9%
	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019:
1,055	4.000%, 9/01/37 – BAM Insured	9/29 at 100.00	AA	1,224,243
1,600	4.000%, 9/01/38 – BAM Insured	9/29 at 100.00	AA	1,844,480
	Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series 2021:
265	4.000%, 10/01/37	10/30 at 100.00	BBB	284,038
350	4.000%, 10/01/39	10/30 at 100.00	BBB	372,946
425	4.000%, 10/01/40	10/30 at 100.00	BBB	451,227
735	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	763,783
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	147,928
525	5.000%, 12/01/29	12/25 at 100.00	AA-	617,048
350	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	362,953
2,220	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	2,328,269
7,650	Total Tax Obligation/General			8,396,915
	Tax Obligation/Limited – 19.3%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A-	1,317,708

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$130	5.000%, 11/15/33	11/25 at 100.00	BB	$145,675
1,040	5.000%, 11/15/34	11/25 at 100.00	BB	1,163,365
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,108,670
170	4.000%, 11/15/39	11/25 at 100.00	BB	177,296
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,250	5.000%, 1/01/26	1/22 at 100.00	BB	1,288,287
1,000	5.125%, 1/01/42	1/22 at 100.00	BB	1,022,800
30	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	30,641
100	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.750%, 11/01/21	5/21 at 100.00	BB	100,853
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BB	1,174,770
1,000	5.000%, 12/01/34	12/26 at 100.00	BB	1,137,420
3,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	3,593,730
	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B:
2,000	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,291,360
5,000	4.000%, 12/01/42 – AGM Insured	12/29 at 100.00	AA	5,663,800
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	605,551
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,215,680
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,208,760
3,000	5.000%, 10/01/39	10/24 at 100.00	A+	3,305,100
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,672,550
500	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	540,260
675	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	733,617
	Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Office of Juvenile Justice Project, Series 2021:
1,435	4.000%, 10/01/38	10/30 at 100.00	A+	1,688,708
1,490	4.000%, 10/01/39	10/30 at 100.00	A+	1,751,495
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	513,205
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,241,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$2,720	0.000%, 7/01/31	7/28 at 91.88	N/R	$2,088,661
344	0.000%, 7/01/46	7/28 at 41.38	N/R	105,759
	Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019:
750	4.000%, 8/01/37	8/29 at 100.00	AA	914,258
680	4.000%, 8/01/39	8/29 at 100.00	AA	808,296
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	952,590
110	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	112,497
38,124	Total Tax Obligation/Limited			41,674,542
	Transportation – 10.9%
1,475	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,531,596
785	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	879,357
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	898,960
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,143,360
500	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT)	No Opt. Call	Baa2	522,870
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,105,410
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 (AMT)	1/24 at 100.00	AA	2,179,980
1,405	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,472,749
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019:
200	4.000%, 1/01/37	1/29 at 100.00	A2	224,012
1,000	4.000%, 1/01/38	1/29 at 100.00	A2	1,116,880
1,015	4.000%, 1/01/39	1/29 at 100.00	A2	1,130,578
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (AMT)	1/25 at 100.00	A2	2,256,920
	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A:
1,300	5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	1,540,812
2,000	5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	2,313,080

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$840	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	$935,189
2,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (AMT)	4/28 at 100.00	AA	3,207,407
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,151,130
21,075	Total Transportation			23,610,290
	U.S. Guaranteed – 9.4% (5)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	501,975
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39 (Pre-refunded 2/01/25)	2/25 at 100.00	AA-	1,174,620
1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	2,020,451
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	AA	1,032,030
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42 (Pre-refunded 3/01/22)	3/22 at 100.00	Aa3	943,668
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA	1,036,050
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39 (Pre-refunded 2/01/24)	2/24 at 100.00	A+	1,700,160
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41 (Pre-refunded 11/01/25)	11/25 at 100.00	BBB+	1,898,080
25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 (ETM)	No Opt. Call	A2	30,519
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R	757,740
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34 (Pre-refunded 6/15/24)	6/24 at 100.00	AA	1,724,490
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	A	1,685,610
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	A	1,549,386
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	A-	232,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
$1,245	5.000%, 4/01/31 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	$1,360,262
500	5.000%, 4/01/32 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A	546,290
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+	509,985
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,618,230
18,490	Total U.S. Guaranteed			20,322,266
	Utilities – 8.7%
1,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	1,930,817
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,306,040
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,635,210
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	2,598,900
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B, 4.000%, 6/01/50	6/30 at 100.00	A	1,128,060
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	2,663
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,030,000
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	388
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,579,065
365	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	406,073
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2020B, 3.000%, 12/01/50	12/30 at 100.00	A-	1,553,130
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	1,878,240
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,344,420
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/21 at 100.00	CCC	464,460
20,470	Total Utilities			18,858,716
$195,694	Total Municipal Bonds (cost $201,472,640)			210,477,105

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 1.5%
	Electric Utilities – 1.5%
111,006	Energy Harbor Corp, (6), (7), (8)	$3,122,044
	Total Common Stocks (cost $2,755,685)	3,122,044
	Total Long-Term Investments (cost $204,228,325)	213,599,149

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MUNICIPAL BONDS – 0.1%
	Tax Obligation/Limited – 0.1%
$300	Louisiana Public Facilities Authority, Equipment and Capital Facilities Loan Program Revenue Bonds, Variable Rate Demand Obligations, Series 2004, 0.270%, 7/01/21 (Mandatory Put 3/05/21)	3/21 at 100.00	VMIG-1	$300,000
$300	Total Short-Term Investments (cost $300,000)			300,000
	Total Investments (cost $204,528,325) – 99.0%			213,899,149
	Other Assets Less Liabilities – 1.0%			2,167,062
	Net Assets – 100%			$216,066,211
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$210,477,105	$ —	$210,477,105
Common Stocks	—	3,122,044	—	3,122,044
Short-Term Investments:
Municipal Bonds	—	300,000	—	300,000
Total	$ —	$213,899,149	$ —	$213,899,149

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A. Subsequent to the end of the reporting period, the value of this common stock has been adversely impacted as compared to the value reported as of May 31, 2020. See Notes to Financial Statements, Note 9 - Subsequent Events for more information.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.8%
	MUNICIPAL BONDS – 101.8%
	Education and Civic Organizations – 15.8%
$1,995	Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44	5/28 at 100.00	A1	$2,341,432
2,000	Appalachian State University, North Carolina, General Revenue Bonds, Series 2019, 4.000%, 10/01/48	10/29 at 100.00	Aa3	2,244,780
1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	1,034,570
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	AA-	2,840,721
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,366,060
	Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019:
620	5.000%, 4/01/26 – AGM Insured	No Opt. Call	AA	745,767
645	5.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	795,614
425	5.000%, 4/01/28 – AGM Insured	No Opt. Call	AA	530,553
465	5.000%, 4/01/29 – AGM Insured	No Opt. Call	AA	589,062
745	5.000%, 4/01/30 – AGM Insured	4/29 at 100.00	AA	935,824
1,500	5.000%, 4/01/40 – AGM Insured	4/29 at 100.00	AA	1,814,865
4,500	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	AA-	5,142,060
2,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A-	2,454,030
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,081,620
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A, 5.000%, 4/01/28	4/23 at 100.00	A-	1,073,450
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	861,320
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	735,005
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,623,250
7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	8,928,000
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,721,936
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,800,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,035	North Carolina Central University, General Revenue Bonds, Series 2019, 5.000%, 4/01/38	4/29 at 100.00	A3	$1,257,308
1,745	North Carolina State University at Raleigh, General Revenue Bonds, Series 2020A, 5.000%, 10/01/31	4/30 at 100.00	Aa1	2,305,023
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,703,650
	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2019:
1,025	5.000%, 6/01/30	6/29 at 100.00	A1	1,296,102
1,000	5.000%, 6/01/31	6/29 at 100.00	A1	1,258,480
1,125	5.000%, 6/01/32	6/29 at 100.00	A1	1,409,062
1,180	5.000%, 6/01/33	6/29 at 100.00	A1	1,466,693
1,240	5.000%, 6/01/34	6/29 at 100.00	A1	1,535,752
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,127,168
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	280,904
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,188,952
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
7,515	5.000%, 10/01/42	10/27 at 100.00	Aa3	8,919,253
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,473,187
4,415	University of North Carolina, Charlotte, General Revenue Bonds, Series 2020A, 4.000%, 10/01/45	10/29 at 100.00	Aa3	4,997,692
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,247,430
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	1,037,287
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,201,496
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,270,542
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	7,176,300
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	5.000%, 10/01/34	10/29 at 100.00	Aa3	1,266,290
1,275	5.000%, 10/01/35	10/29 at 100.00	Aa3	1,609,420
595	4.000%, 10/01/36	10/29 at 100.00	Aa3	690,337
2,045	4.000%, 10/01/37	10/29 at 100.00	Aa3	2,364,899
4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	5,383,575
2,910	Western Carolina University, North Carolina, General Revenue Bonds, Series 2020B, 4.000%, 4/01/45	4/30 at 100.00	Aa3	3,341,902
100,910	Total Education and Civic Organizations			117,468,753

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 12.5%
	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A:
$3,030	5.125%, 1/15/37	3/21 at 100.00	AA-	$3,037,787
3,000	5.250%, 1/15/42	4/21 at 100.00	AA-	3,007,380
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,671,186
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,342,880
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,513,420
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,951,618
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,021,550
7,480	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	AA-	8,355,758
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	709,168
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A:
14,905	4.000%, 11/01/49	11/29 at 100.00	AA-	16,937,446
5,000	4.000%, 11/01/52	11/29 at 100.00	AA-	5,658,200
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,306,330
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,656,198
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	AA-	2,124,200
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,287,800
	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000	5.000%, 12/01/31	12/28 at 100.00	AA-	1,249,100
1,000	5.000%, 12/01/33	12/28 at 100.00	AA-	1,239,130
1,280	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999, 5.500%, 10/01/29 – RAAI Insured	3/21 at 100.00	AA	1,283,827
	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A:
760	5.000%, 2/01/28	No Opt. Call	AA-	962,365
330	5.000%, 2/01/51(Mandatory Put 2/01/26)	No Opt. Call	AA-	398,657
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012:
865	5.000%, 6/01/25	6/22 at 100.00	BBB+	908,432
2,000	5.000%, 6/01/32	6/22 at 100.00	BBB+	2,077,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
$4,010	5.000%, 2/01/45	No Opt. Call	AA	$5,793,327
9,060	5.000%, 2/01/49	No Opt. Call	AA	13,410,521
79,385	Total Health Care			92,903,680
	Housing/Single Family – 1.1%
7,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-44, 4.000%, 7/01/50	7/29 at 100.00	AA+	7,864,850
	Long-Term Care – 0.8%
1,500	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/49	7/26 at 103.00	N/R	1,656,750
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,907,606
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	628,897
225	5.000%, 10/01/31	10/26 at 100.00	BBB	256,516
725	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	812,783
5,735	Total Long-Term Care			6,262,552
	Materials – 0.3%
1,775	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,813,411
	Tax Obligation/General – 11.2%
	Asheville, North Carolina, General Obligation Bonds, Refunding Series 2020A:
1,040	2.000%, 6/01/37	6/30 at 100.00	AAA	1,039,584
1,040	2.000%, 6/01/40	6/30 at 100.00	AAA	1,021,654
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,219,650
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,518,775
2,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2019A, 5.000%, 6/01/34	6/29 at 100.00	AAA	2,565,020
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	Aa1	356,106
1,150	5.000%, 6/01/26	No Opt. Call	Aa1	1,407,934
1,000	5.000%, 6/01/28	6/26 at 100.00	Aa2	1,207,690
1,795	5.000%, 6/01/30	6/26 at 100.00	Aa2	2,144,038

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Durham, North Carolina, General Obligation Bonds, Refunding Series 2021:
$575	5.000%, 6/01/28	No Opt. Call	AAA	$742,618
750	5.000%, 6/01/31	No Opt. Call	AAA	1,027,785
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	3/21 at 100.00	AA+	1,505,235
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,225,350
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,866,144
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,493,020
	New Hanover County, North Carolina, General Obligation Bonds, Refunding Series 2021A:
2,715	4.000%, 8/01/27	No Opt. Call	AAA	3,263,783
1,165	4.000%, 8/01/28	No Opt. Call	AAA	1,424,923
760	4.000%, 8/01/29	No Opt. Call	AAA	944,444
600	4.000%, 8/01/30	No Opt. Call	AAA	754,620
	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B:
670	5.000%, 6/01/28	No Opt. Call	AAA	866,404
5,000	5.000%, 6/01/29	No Opt. Call	AAA	6,600,050
3,000	5.000%, 6/01/30	6/29 at 100.00	AAA	3,925,980
5,000	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2020A, 5.000%, 6/01/29	No Opt. Call	AAA	6,600,050
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,428,200
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,310,591
	Pender County, North Carolina, Limited General Obligation Bonds, Series 2020A:
555	3.000%, 6/01/40	6/30 at 100.00	Aa3	593,783
500	3.000%, 6/01/45	6/30 at 100.00	Aa3	526,810
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,474,440
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,465,065
500	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	601,205
	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A:
2,000	5.000%, 8/01/32	8/28 at 100.00	AA+	2,533,520
2,045	5.000%, 8/01/36	8/28 at 100.00	AA+	2,556,250
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019, 5.000%, 9/01/36	9/29 at 100.00	AA+	2,551,460
3,500	Wake County, North Carolina, Limited Obligation Bonds, Series 2021, 4.000%, 3/01/33	3/31 at 100.00	AA+	4,338,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Winston-Salem, North Carolina, General Obligation Bonds, Refunding Series 2020D:
$150	5.000%, 6/01/26	No Opt. Call	AAA	$184,253
200	5.000%, 6/01/27	No Opt. Call	AAA	252,456
175	5.000%, 6/01/28	No Opt. Call	AAA	226,014
250	5.000%, 6/01/29	No Opt. Call	AAA	329,770
290	5.000%, 6/01/31	No Opt. Call	AAA	397,747
68,590	Total Tax Obligation/General			83,491,196
	Tax Obligation/Limited – 23.0%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,450,350
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,589,775
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	490,612
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	121,402
	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A:
1,010	5.000%, 6/01/40	6/29 at 100.00	AA+	1,255,602
3,500	5.000%, 6/01/44	6/29 at 100.00	AA+	4,304,965
	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B:
4,080	5.000%, 6/01/35	6/29 at 100.00	AA+	5,182,008
1,930	5.000%, 6/01/37	6/29 at 100.00	AA+	2,426,106
2,450	4.000%, 6/01/38	6/29 at 100.00	AA+	2,873,017
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,889,317
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2020:
645	5.000%, 12/01/28	No Opt. Call	AAA	841,699
710	5.000%, 12/01/30	No Opt. Call	AAA	961,986
520	5.000%, 12/01/31	12/30 at 100.00	AAA	699,998
800	5.000%, 12/01/32	12/30 at 100.00	AAA	1,071,440
625	4.000%, 12/01/34	12/30 at 100.00	AAA	767,875
	Cumberland County, North Carolina, Limited Obligation Bonds, Series 2021:
500	4.000%, 11/01/28	No Opt. Call	AA	612,720
500	4.000%, 11/01/30	No Opt. Call	AA	628,090
	Dare County, North Carolina, Limited Obligation Bonds, Series 2021A:
500	4.000%, 6/01/22	No Opt. Call	AA	523,785
500	4.000%, 6/01/24	No Opt. Call	AA	558,050
500	4.000%, 6/01/27	No Opt. Call	AA	597,930
500	4.000%, 6/01/29	No Opt. Call	AA	615,100

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Davidson County, North Carolina, Limited Obligation Bonds, Series 2020:
$500	4.000%, 6/01/38	6/30 at 100.00	Aa2	$591,300
500	4.000%, 6/01/39	6/30 at 100.00	Aa2	589,580
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,475	5.000%, 4/01/32	4/26 at 100.00	A+	1,723,095
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,162,070
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,538,860
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	3,082,535
	Henderson County, North Carolina, Limited Obligation Bonds, Series 2021:
430	4.000%, 6/01/25	No Opt. Call	AA	492,780
160	4.000%, 6/01/26	No Opt. Call	AA	187,826
265	4.000%, 6/01/28	No Opt. Call	AA	322,828
335	4.000%, 6/01/30	No Opt. Call	AA	418,583
200	4.000%, 6/01/32	6/31 at 100.00	AA	250,022
420	4.000%, 6/01/33	6/31 at 100.00	AA	521,884
341	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	352,795
	Johnston County Finance Corporation, North Carolina, Limited Obligation Bonds, Series 2020A:
1,145	5.000%, 4/01/31	4/30 at 100.00	AA	1,498,198
800	5.000%, 4/01/32	4/30 at 100.00	AA	1,041,232
555	5.000%, 4/01/33	4/30 at 100.00	AA	719,052
1,000	3.000%, 4/01/38	4/30 at 100.00	AA	1,099,550
	Mooresville, North Carolina, Limited Obligation Bonds, Series 2020A:
350	4.000%, 10/01/27	No Opt. Call	AA	420,473
300	4.000%, 10/01/28	No Opt. Call	AA	366,183
280	4.000%, 10/01/29	No Opt. Call	AA	345,061
220	4.000%, 10/01/30	No Opt. Call	AA	274,674
125	4.000%, 10/01/32	10/30 at 100.00	AA	153,729
150	4.000%, 10/01/33	10/30 at 100.00	AA	183,444
700	3.000%, 10/01/36	10/30 at 100.00	AA	777,399
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
465	4.375%, 3/01/25, 144A	No Opt. Call	N/R	472,686
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,639,440
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,703,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
$12,690	5.000%, 5/01/29	5/27 at 100.00	AA+	$15,764,279
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	11,046,985
	North Carolina State, Limited Obligation Bonds, Series 2019A:
2,500	5.000%, 5/01/31	5/29 at 100.00	AA+	3,229,775
2,500	5.000%, 5/01/32	5/29 at 100.00	AA+	3,214,300
	North Carolina State, Limited Obligation Bonds, Series 2020B:
7,600	5.000%, 5/01/28	No Opt. Call	AA+	9,742,060
4,315	5.000%, 5/01/29	No Opt. Call	AA+	5,647,170
4,125	5.000%, 5/01/30	No Opt. Call	AA+	5,497,140
2,000	5.000%, 5/01/32	5/30 at 100.00	AA+	2,637,360
5,775	4.000%, 5/01/35	5/30 at 100.00	AA+	7,033,892
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA+	1,838,870
9,375	5.000%, 7/01/36	7/21 at 100.00	AA+	9,524,531
500	5.000%, 7/01/41	7/21 at 100.00	AA+	507,975
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	Aa2	1,225,860
11,946	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	13,037,984
2,200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,398,110
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	522,477
750	5.000%, 10/01/34	10/24 at 100.00	AA+	860,363
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2020A:
795	2.000%, 6/01/36	6/30 at 100.00	AA+	779,060
1,000	2.125%, 6/01/37	6/30 at 100.00	AA+	989,410
1,000	2.125%, 6/01/38	6/30 at 100.00	AA+	983,190
1,000	2.250%, 6/01/39	6/30 at 100.00	AA+	995,540
1,000	2.250%, 6/01/40	6/30 at 100.00	AA+	990,400
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,192,760
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Refunding Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,242,964
2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	2,813,853
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/29	9/27 at 100.00	A1	368,151
3,570	5.000%, 9/01/40	9/27 at 100.00	A1	4,238,197

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
$500	5.000%, 12/01/30	12/27 at 100.00	A	$606,455
250	5.000%, 12/01/33	12/27 at 100.00	A	298,975
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	807,094
690	5.000%, 12/01/35	12/28 at 100.00	A	838,971
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,200,100
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	3/21 at 100.00	AA+	225,785
550	Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A, 5.000%, 6/01/25	No Opt. Call	AA+	654,137
144,442	Total Tax Obligation/Limited			171,344,679
	Transportation – 18.1%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	3/21 at 100.00	Aa3	6,021,840
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (AMT)	3/21 at 100.00	Aa3	10,317,316
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	Aa3	4,528,600
5,000	5.000%, 7/01/33	7/24 at 100.00	Aa3	5,650,200
4,935	5.000%, 7/01/34	7/24 at 100.00	Aa3	5,573,293
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,298,123
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	7,834,767
3,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	Aa3	3,963,190
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	1,664,160
11,170	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	12,202,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
$865	0.000%, 7/01/27	7/26 at 96.08	BBB	$749,298
880	0.000%, 7/01/29	7/26 at 87.76	BBB	688,125
175	0.000%, 7/01/32	7/26 at 75.72	BBB	116,440
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB	894,615
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB	1,641,412
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB	1,792,464
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB	1,819,203
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB	1,031,036
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	1,348,092
15,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47	1/30 at 58.00	AA+	7,164,410
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,200,400
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,663,149
4,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A, 4.000%, 1/01/33	1/28 at 100.00	AA+	5,408,891
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	52,346
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,723,142
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	14,833,958
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	13,609,511
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	10,183,010
4,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 – AGM Insured	1/30 at 100.00	AA	4,903,080
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
1,225	5.000%, 5/01/29	5/25 at 100.00	Aa3	1,441,800
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	351,747
790	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	1,002,613
162,215	Total Transportation			134,672,562
	U.S. Guaranteed – 8.6% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	315,771
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	368,400

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	AA-	$1,542,015
1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+	1,396,825
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	475,468
1,700	5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	2,116,483
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	303,626
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	2,784,094
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	6,477,184
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,643,300
2,990	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	3,762,855
960	5.000%, 10/01/47 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R	1,208,141
1,930	North Carolina Agrigultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37 (Pre-refunded 10/01/21)	10/21 at 100.00	A1	1,984,059
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
5,000	5.000%, 10/01/41 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	6,010,100
9,420	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+	11,323,028
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	15,728
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	545,241
310	6.000%, 1/01/26 (ETM)	No Opt. Call	N/R	388,907
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	A-	2,368,740
2,300	5.000%, 10/01/26 (Pre-refunded 10/01/22)	10/22 at 100.00	A-	2,476,410
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	795,502
380	5.000%, 6/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	403,055
3,000	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	3,182,010
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	Aa1	3,082,750
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,520,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	$5,478,150
56,700	Total U.S. Guaranteed			63,968,196
	Utilities – 10.4%
	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2020:
1,350	5.000%, 4/01/31	4/30 at 100.00	AA-	1,773,171
800	5.000%, 4/01/32	4/30 at 100.00	AA-	1,045,192
2,115	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	2,437,093
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2020B:
500	5.000%, 12/01/27	No Opt. Call	AAA	638,765
410	5.000%, 12/01/29	No Opt. Call	AAA	545,005
940	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/32	7/25 at 100.00	AAA	1,098,522
500	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018, 5.000%, 7/01/44	7/28 at 100.00	AAA	610,610
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	AA+	1,181,880
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,260,092
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,276,780
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,211,313
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,653,150
4,500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020A, 4.000%, 6/01/45	6/30 at 100.00	AAA	5,297,310
3,330	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016, 4.000%, 4/01/46	4/26 at 100.00	Aa1	3,690,239
4,950	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2019, 5.000%, 8/01/44	8/29 at 100.00	Aa1	6,128,199
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,148,920
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	788,718

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Lincoln County, North Carolina, Enterprise Systems Revenue Bonds, Series 2020:
$485	5.000%, 8/01/28	No Opt. Call	AA	$623,923
320	5.000%, 8/01/29	No Opt. Call	AA	418,918
400	5.000%, 8/01/30	No Opt. Call	AA	532,844
215	5.000%, 8/01/31	8/30 at 100.00	AA	285,084
255	3.000%, 8/01/32	8/30 at 100.00	AA	286,679
235	3.000%, 8/01/33	8/30 at 100.00	AA	262,032
175	3.000%, 8/01/34	8/30 at 100.00	AA	193,400
250	3.000%, 8/01/35	8/30 at 100.00	AA	274,433
390	3.000%, 8/01/36	8/30 at 100.00	AA	425,291
245	3.000%, 8/01/37	8/30 at 100.00	AA	265,717
480	3.000%, 8/01/39	8/30 at 100.00	AA	516,091
325	3.000%, 8/01/40	8/30 at 100.00	AA	348,468
1,750	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	1,991,780
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,669,368
2,705	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/25	No Opt. Call	A	3,153,516
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	887,704
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34	6/25 at 100.00	AA	3,625,613
3,345	5.000%, 6/01/35	6/25 at 100.00	AA	3,801,994
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27	No Opt. Call	AA	1,507,645
1,335	5.000%, 6/01/28	6/27 at 100.00	AA	1,639,927
1,000	5.000%, 6/01/33	6/27 at 100.00	AA	1,198,420
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	721,188
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,146,922
2,805	Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019, 4.000%, 6/01/45	6/29 at 100.00	Aa3	3,194,895
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,207,823
500	5.000%, 6/01/32	12/25 at 100.00	AA+	590,840
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	459,332
400	5.000%, 6/01/28	6/27 at 100.00	AA+	498,452

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,400	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	$1,610,140
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
1,150	5.000%, 6/01/25	No Opt. Call	AAA	1,367,741
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,434,508
365	5.000%, 6/01/29	6/26 at 100.00	AAA	440,372
65,205	Total Utilities			77,366,019
$691,957	Total Long-Term Investments (cost $710,037,808)			757,155,898
	Floating Rate Obligations – (1.2)%			(9,255,000)
	Other Assets Less Liabilities – (0.6)%			(3,928,740)
	Net Assets – 100%			$743,972,158
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$757,155,898	$ —	$757,155,898

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.